Organization and Reorganization - Major subsidiaries of vie's (Details)	12 Months Ended
Dec. 31, 2021
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Variable Interest Entity [Line Items]
Year of incorporation	2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. ("Drive New Media")
Variable Interest Entity [Line Items]
Year of incorporation	2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. ("Internet Drive Technology")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd("Tansuojixian")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile"
Variable Interest Entity [Line Items]
Year of incorporation	2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd
Variable Interest Entity [Line Items]
Year of incorporation	2017
Percentage of direct or indirect economic ownership	55.00%
Principal activities	Auto shows